Label	Element	Value
First Investors Hedged U.S. Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

1.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

IETS419

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Hedged U.S. Equity Opportunities Fund